Leases	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Leases
13	LEASES

As Lessee

The SMBC Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under finance leases or operating leases.

Carrying amount of assets held under finance leases

The carrying amount of assets held under finance leases at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Tangible assets:
Land and buildings	¥2,837	¥3,295
Other tangible assets(1)	3,312	3,892

Total(2)	6,149	7,187

Intangible assets:
Software	144	185

Total	¥6,293	¥7,372

(1)	Other tangible assets include mainly equipment, machinery and vehicles.
(2)	Cross-reference to Leased assets in Note 12 “Property, Plant and Equipment.”

Finance lease commitments

The total of future minimum lease payments and their present value under finance leases at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	(In millions)
Not later than one year	¥2,567	¥27,901
Later than one year and not later than five years	4,664	78,958
Later than five years	3,086	6,129

Total	10,317	112,988
Less: Future interest charges	(1,151)	(6,064)

Present value of finance lease commitments(1)	¥9,166	¥106,924

(1)	Present value of finance lease commitments is included in “Borrowings” in the consolidated statement of financial position. See Note 18 “Borrowings.”

At March 31, 2018 and 2017, the total amounts of future minimum sublease payments to be received under non-cancellable subleases were nil and ¥108,351 million, respectively.

Operating lease commitments

The total amounts of future minimum lease payments under non-cancellable operating leases at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	(In millions)
Not later than one year	¥42,329	¥44,746
Later than one year and not later than five years	129,298	124,946
Later than five years	121,419	129,312

Total future minimum lease payments under non-cancellable operating leases	¥293,046	¥299,004

For the fiscal years ended March 31, 2018, 2017 and 2016, ¥50,561 million, ¥49,047 million and ¥50,801 million were recognized as expenses in respect of operating lease and sublease agreements, of which ¥50,058 million, ¥48,527 million and ¥50,278 million related to minimum lease payments, and ¥503 million, ¥520 million and ¥523 million related to sublease payments, respectively. Lease expenses recognized in respect of lease and sublease agreements are included in “General and administrative expenses” in the consolidated income statement.

As Lessor

The SMBC Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessel and property.

At March 31, 2018, the assets and liabilities of SMFL were reclassified as held for sale due to the reorganization of the joint leasing partnership. As a result, the balances of finance lease receivable and operating lease receivable decreased.

Finance lease receivable

The gross investment in the lease, unearned finance income, present value of the minimum lease payments receivable and unguaranteed residual values under finance leases at March 31, 2018 and 2017 were as follows:

	At March 31, 2018
	Gross investment in the lease	Unearned finance income	Present value of the minimum lease payments receivable(1)	Unguaranteed residual values(1)
	(In millions)
Not later than one year	¥54,501	¥13,470	¥41,031	¥6,483
Later than one year and not later than five years	227,793	29,746	198,047	43,206
Later than five years	73,979	11,574	62,405	21,117

Total	¥356,273	¥54,790	¥301,483	¥70,806

	At March 31, 2017
	Gross investment in the lease	Unearned finance income	Present value of the minimum lease payments receivable(1)	Unguaranteed residual values(1)
	(In millions)
Not later than one year	¥1,023,842	¥91,070	¥932,772	¥16,831
Later than one year and not later than five years	1,841,026	155,534	1,685,492	112,474
Later than five years	343,332	38,960	304,372	59,358

Total	¥3,208,200	¥285,564	¥2,922,636	¥188,663

(1)	Present value of the minimum lease payments receivable and unguaranteed residual values are included in “Loans and advances” in the consolidated statement of financial position.

Accumulated allowance for uncollectible minimum lease payments receivable was ¥1,828 million and ¥10,827 million at March 31, 2018 and 2017, respectively.

Operating lease receivable

The total amounts of the future minimum lease payments receivable under non-cancellable operating leases at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	(In millions)
Not later than one year	¥38,072	¥215,329
Later than one year and not later than five years	70,813	790,394
Later than five years	18,857	484,896

Total	¥127,742	¥1,490,619